EATON VANCE MUTUAL FUNDS TRUST

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") on behalf of Eaton Vance Global Bond Fund (the “Fund”) (1933 Act File No. 002-90946) certifies (a) that the forms of prospectus and statement of additional information used with respect to the Fund, do not differ materially from those contained in Post-Effective Amendment No. 306 (“Amendment No. 306”) to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 306 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-18-001933) on December 28, 2018.

EATON VANCE MUTUAL FUNDS TRUST on behalf of Eaton Vance Global Bond Fund

By:	/s/ Maureen A. Gemma
Maureen A. Gemma
Secretary

Date: January 3, 2019